Commitments and Contingencies (Details Textual) In Thousands, except Share data, unless otherwise specified	3 Months Ended		3 Months Ended					3 Months Ended
	Jun. 30, 2011 USD ($)	Apr. 01, 2011 USD ($)	Jun. 30, 2011 Use Rights [Member] CNY	Jun. 30, 2012 Use Rights [Member] USD ($)	Jun. 30, 2012 Use Rights [Member] CNY	Dec. 31, 2011 Use Rights [Member] CNY	Apr. 01, 2011 Use Rights [Member] CNY	Jun. 30, 2011 Convertible Note [Member]	Apr. 01, 2011 Goldshare [Member] CNY	Apr. 01, 2011 Goldshare [Member] Convertible Note [Member] CNY
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband (in shares)	3,142,857
Business Acquisition, Percentage of Voting Interests Acquired									44.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid									22,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable										20,000
Stock Issued During Period, Shares, Conversion of Convertible Securities								2,857,143
Noncontrolling Interest, Ownership Percentage by Parent									60.00%
Land use rights, at cost		2,985		3,039	19,308	0	19,308
Contribution For Land Development	$ 78,703		500,000